Schedule of Income/(Loss) Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net income/(loss) income attributable to Pyxis Tankers Inc.	$ (1,237)	$ 8,842
Dividend Series A Convertible Preferred Stock		(383)
Net income/(loss) attributable to common shareholders	(1,237)	8,459
Dividend Series A Convertible Preferred Stock		383
Net income attributable to common shareholders, diluted	$ (1,237)	$ 8,842
Preferred shares		1,644,246
Weighted average number of common shares, basic	10,417,915	10,479,962
Weighted average number of common shares, diluted	10,417,915	12,124,208
Income/(loss) per common share, basic	$ (0.12)	$ 0.81
Income/(loss) per common share, diluted	$ (0.12)	$ 0.73